Net Revenue - Schedule of Revenue by Significant Category (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Revenue by Significant Category [Line Items]
Net revenue	$ 21,608,625	$ 19,526,520
Domestic sales [Member]
Schedule of Revenue by Significant Category [Line Items]
Net revenue	16,160,712	14,609,063
Export sales [Member]
Schedule of Revenue by Significant Category [Line Items]
Net revenue	$ 5,447,913	$ 4,917,457